Shareholders' Equity	6 Months Ended
Jun. 30, 2019
Stockholders Equity Note [Abstract]
Shareholders’ Equity

7. Shareholders’ Equity

Initial Public Offering, Follow-on Public Offering and Corporate Reorganization

In November 2018, the Company completed its IPO of ADSs. In the IPO, the Company sold an aggregate of 16,103,572 ADSs representing the same number of ordinary shares at a public offering price of $14.00 per ADS, including a partial exercise by the underwriters of their option to purchase additional ADSs. Net proceeds were $205.5 million, after deducting underwriting discounts of $15.8 million, and commissions and offering expenses paid by the Company of $4.2 million.

In June 2019, the Company completed its follow-on public offering of ADSs. The Company sold an aggregate of 9,725,268 ADSs representing the same number of ordinary shares at a public offering price of $14.25 per ADS, including partial exercise by the underwriters of their option to purchase additional ADSs. Net proceeds were $129.7 million, after deducting underwriting discounts of $8.3 million, and commissions and offering expenses paid or accrued by the Company of $0.6 million.

Immediately prior to the completion of the IPO, all outstanding convertible preferred shares of the Company were converted into their respective class of preferred shares on a one-for-0.8003 basis. All ordinary shares were consolidated on a one-for-0.8003 basis. Following completion of these steps, and immediately prior to the completion of the IPO, each share outstanding was re-designated as an ordinary share on a one-for-one basis. Accordingly, all share and per share amounts for all periods presented in the accompanying condensed consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse split. In addition, all share options for all periods presented have been adjusted retroactively to reflect this reverse split.

Additionally, as part of the corporate reorganization associated with our IPO, each ordinary share with a nominal value of £0.00001 was redenominated as an ordinary share with a nominal value of £0.10. Accordingly, equity accounts for all periods presented in the condensed consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the effects of the redenomination of our ordinary shares.

Ordinary Shares

Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and declared by the shareholders.  The Company has not declared any dividends since its inception. The Company has authority to allot ordinary shares up to a maximum nominal value of £13,023,851.50 with a nominal value of £0.10 per share.